Certain Long-Duration Contracts (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summarizes the reserve balances, for variable annuity contracts with guarantees
Reserve balances on guarantees	$ 216	$ 162
GLWB [Member]
Summarizes the reserve balances, for variable annuity contracts with guarantees
Reserve balances on guarantees	600	1,624
GMAB [Member]
Summarizes the reserve balances, for variable annuity contracts with guarantees
Reserve balances on guarantees	57	218
GMDB [Member]
Summarizes the reserve balances, for variable annuity contracts with guarantees
Reserve balances on guarantees	65	80
GMIB [Member]
Summarizes the reserve balances, for variable annuity contracts with guarantees
Reserve balances on guarantees	$ 2	$ 3